Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax
Schedule of current and deferred portion of income tax expenses

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax expenses	1,197,542	1,388,714	1,780,818
Deferred tax expenses (benefits)	(192,091)	244,616	157,782
Total	1,005,451	1,633,330	1,938,600

Schedule of reconciliations of differences between PRC statutory income tax rate and effective income tax rate

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rates	(6.45)%	(4.29)%	(7.22)%
Research & development super deduction	(2.66)%	(2.42)%	(1.05)%
Non-deductible expenses	1.57%	0.66%	0.82%
Different tax rates of operations in other jurisdictions	(0.07)%	0.40%	0.36%
Valuation allowance on deferred tax assets	0.09%	0.10%	0.03%
True up (1)	0.04%	0.25%	(1.69)%
Withholding tax on the earnings distributed	—	—	1.89%
Others	0.00%	0.01%	0.00%
	17.52%	19.71%	18.14%

Note (1): WFOE applied for the Key Software Enterprise status in early 2023. After the approval by the relevant tax authority in 2023, WFOE was entitled to a preferential tax rate of 10% retroactively for the year ended December 31, 2022, resulting in an income tax expense decrease of RMB207,142 for the year ended December 31,2023.

Schedule of effect of the tax holiday on the income per share

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

Tax saving amount due to preferential tax rates	370,178	355,489	978,866
Income per share effect- basic	0.45	0.44	1.21
Income per share effect- diluted	0.45	0.43	1.17

Schedule of components of deferred income tax assets and liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Accrued payroll and expense	188,826	206,180
Net loss carryforward	362,443	386,749
Financial subsidy	15,790	20,009
Depreciation for property and equipment	137,440	179,774
Unrealized gain from intragroup transactions	28,986	20,545
Provision for allowance for credit losses	58,076	121,898
Deferred tax assets in subtotal	791,561	935,155
Valuation allowance on deferred tax assets	(41,464)	(55,383)
Total deferred tax assets	750,097	879,772

Deferred tax liabilities:
Difference in basis of land use rights	(134,928)	(131,412)
Difference in basis of property and equipment	(205,763)	(299,529)
Difference in basis of intangible assets	(4,881)	(3,859)
Unrealized investment gain	(900)	(900)
Dividend withholding tax	—	(202,500)
Total deferred tax liabilities	(346,472)	(638,200)